Short Term Loans	12 Months Ended
Dec. 31, 2016
Short Term Loans [Abstract]
SHORT TERM LOANS

Note 8 – SHORT TERM LOANS

Short term loans and related guarantees are comprised of the following:

		December 31, 2016	December 31, 2015
	Guarantee	Balance	Balance
Industrial Bank Co., Ltd., Taian Branch	Taian Development District Taishan Venture Capital Co., Ltd and Gary Wang	-	1,540,666

Subtotal of bank loans		$-	$1,540,666

The annual interest rates of the short-term bank loans listed above ranged from 6.4% to 6.5%. On June 24, 2016, the Company repaid the outstanding bank loans in full.

In addition to the short-term bank loans, the Company also entered into short term loan agreements with other third party individuals and companies for the years ended December 31, 2015 and 2014. For the year ended December 31, 2015, the Company borrowed $2,172,163 from one third party individual and two third party companies, and repaid an amount of $2,171,291. A loan with an amount of $965,018 was secured by certain fixed assets of Taiying and was charged with a monthly interest rate of 1.67%. The net carrying value of the fixed assets of Taiying pledged for the loan amounted to $2,493,055. As of December 31, 2015, this secured loan has been paid off. All other three loans are unsecured and bear an annual interest rate ranging from 0% to 10%. For the year ended December 31, 2014, the Company borrowed $1,722,622 from two third party individuals and two third party companies, and repaid an amount of $1,722,622. For the year ended December 31, 2014, all these loans are unsecured and bear no interest. The loans were borrowed primarily to pay off salaries and other payable related to the business operation.

The interest expenses for the years ended December 31, 2016, 2015 and 2014 were $50,383, $278,363 and $552,894, respectively.